CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 15,355	$ 117,547
Restricted cash	3,117	0
Accounts receivable, net	10,980	9,781
Prepaid concession fees	7,064	8,231
Other current assets, net	59,825	68,850
Amount due from related parties	2,251	835
Total current assets	98,592	205,244
Property and equipment, net	15,442	61,005
Prepaid equipment costs	290	16,200
Long-term investments	102,434	83,861
Long-term deposits	6,039	6,427
Acquired intangible assets, net	0	1,682
Other non-current assets	2,205	6,771
TOTAL ASSETS	225,002	381,190
Current liabilities:
Accounts payable	48,545	40,366
Accrued expenses and other current liabilities	12,236	33,596
Deferred revenue	1,337	1,764
Income tax payable	13,677	14,483
Total current liabilities	75,795	90,209
Non-current liabilities:
Other non-current liabilities	398	835
Provision for earn out commitment	25,130	23,549
Total liabilities	101,323	114,593
Commitments and contingencies (Note 22 and 23)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2016 and 2017; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2016 and 2017, respectively; 125,629,779 shares and 125,629,779 shares outstanding as of December 31, 2016 and 2017, respectively)	128	128
Additional paid-in capital	286,739	287,094
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2016 and 2017, respectively)	(2,351)	(2,351)
Accumulated deficits	(172,318)	(15,842)
Accumulated other comprehensive (loss) income	35,451	(292)
Total AirMedia Group Inc.'s shareholders' equity	147,649	268,737
Non-controlling interests	(23,970)	(2,140)
Total equity	123,679	266,597
TOTAL LIABILITIES AND EQUITY	$ 225,002	$ 381,190